Net Properties (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total Cost	19,281		18,722
Total Accumulated depreciation	6,268		5,970
Total Net book value	13,013		12,752
Railroad Transportation Equipment
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	2.70%
Total Cost	13,273		12,778
Total Accumulated depreciation	3,845		3,552
Total Net book value	9,428		9,226
Building
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	3.40%
Total Cost	476		453
Total Accumulated depreciation	244		255
Total Net book value	232		198
Rolling Stock
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	2.50%
Total Cost	3,320		3,390
Total Accumulated depreciation	1,318		1,362
Total Net book value	2,002		2,028
Computer Equipment
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	12.30%	[1]
Total Cost	746	[1]	665	[1]
Total Accumulated depreciation	389	[1]	338	[1]
Total Net book value	357	[1]	327	[1]
Property, Plant and Equipment, Other Types
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	4.60%
Total Cost	1,466		1,436
Total Accumulated depreciation	472		463
Total Net book value	994		973

[1]	During 2012 CP capitalized costs attributable to the design and development of internal-use software in the amount of $105 million (2011 - $91 million; 2010 -$54 million). Current year depreciation expense related to internal use software was $78 million (2011 - $56 million; 2010 - $54 million).